Segments and geographic information	12 Months Ended
Dec. 31, 2012
Segments and geographic information [Abstract]
Segments and geographic information

23. SEGMENT AND GEOGRAPHIC INFORMATION

The Group's chief operating decision maker has been identified as the Chief Executive Officer ("CEO"), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has one operating segment. The Group's revenue and net income are substantially derived from internet service which mainly includes online advertising and internet value-added services. The table below is only presented at the revenue level with no allocations of direct or indirect costs. The Group operates in the PRC and majority of the Group's long-lived assets are located and services are provided in the PRC.

Components of revenues are presented in the following table:

	For the year ended December 31,
	2010	2011	2012

Internet services
Online advertising	$38,826	$123,048	$221,488
Internet value-added services	14,774	43,567	103,316
Other services	190	346	4,078
Sales of third party anti-virus software	3,875	890	150
Total	$57,665	$167,851	$329,032